13. INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2018
Income And Social Contribution Taxes
INCOME AND SOCIAL CONTRIBUTION TAXES
13.1.	Deferred income and social contribution taxes

	12.31.18	12.31.17
Assets
Tax loss carryforwards (corporate income tax)	1,724.0	1,438.9
Negative calculation basis (social contribution tax)	652.4	401.4

Temporary differences
Provisions for tax, civil and labor risks	323.0	398.0
Suspended collection taxes	22.9	12.3
Expected credit losses	126.6	116.1
Provision for property, plant and equipment losses	37.1	6.3
Provision for losses on tax credits	62.7	53.2
Provision for other obligations	106.9	92.8
Provision for inventory losses	39.5	98.6
Employees' benefits plan	137.5	127.4
Unrealized losses on derivatives financial instruments	30.5	80.4
Unrealized losses on inventories	2.4	4.4
Provision for losses - notes receivables	6.9	13.7
Business combination - Sadia (1)	84.6	206.8
Other temporary differences	131.1	96.7
	3,488.1	3,147.0

Temporary differences
Unrealized gains on fair value	(101.4)	(38.5)
Difference between tax and accounting basis of goodwill amortization	(318.5)	(301.8)
Difference between tax and accounting depreciation rate	(754.1)	(694.2)
Business combination - Sadia (1)	(724.0)	(727.1)
Business combination - AKF	(19.2)	(17.8)
Business combination - Dánica and Avex	-	(4.5)
Business combination - Invicta	-	(30.9)
Business combination - other companies	(20.4)	(35.8)
Other - exchange rate variation	(60.8)	(54.9)
Other temporary differences	(35.8)	(27.4)
	(2,034.2)	(1,932.9)

Total deferred tax	1,453.9	1,214.1

Total Assets	1,519.7	1,369.4
Total Liabilities	(65.8)	(155.3)
	1,453.9	1,214.1

(1)	The deferred tax asset on the business combination with Sadia is mainly computed on the difference between the goodwill amortization tax and accounting basis identified in the purchase price allocation. Deferred tax liability on business combination with Sadia is substantially represented by the fair value of property, plant and equipment, trademarks and contingent liabilities.

The roll-forward of deferred tax is set forth below:

	12.31.18	12.31.17

Beginning balance	1,214.1	947.0
Deferred income and social contribution taxes recognized in the statement of income	340.1	210.6
Deferred income and social contribution taxes writte-off for fiscal loss and negative calculation basis - PERT	-	(56.9)
Deferred income and social contribution taxes recognized in other comprehensive income	(68.7)	15.2
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	-	44.4
Deferred income and social contribution taxes related to discontinued operations	(35.4)	19.4
Other	3.8	34.4
Ending balance	1,453.9	1,214.1

13.2.	Estimated time of realization

Deferred tax arising from temporary differences will be realized as these differences are settled. The period of the settlement or realization of such differences is uncertain and is tied to several factors that are not under control of the Management.

When assessing the likelihood of the realization of deferred tax assets on income tax loss carryforward and negative calculation basis of social contribution tax, Management considers the Company’s budget, strategic plan and projected taxable income, which were approved by the Company's Board of Directors and Fiscal Council. Based on this estimate, Management believes that it is more likely than not that the deferred tax will be realized, as set forth below:

2019	0.1
2020	31.9
2021	134.3
2022	184.2
2023	286.4
2024 to 2026	1,010.4
2027 onwards	729.1
2,376.4

13.3.	Income and social contribution taxes reconciliation

	12.31.18	Restated 12.31.17	Restated 12.31.16

Loss before income and social contribution taxes - continued operations	(2,447.8)	(1,218.6)	22.0
Nominal tax rate	34%	34%	34%
Credit (expense) at nominal rate	832.3	414.3	(7.5)

Reconciling itens
Income from associates and joint ventures	(104.0)	(64.1)	42.3
Exchange rate variation on foreign investments	110.0	71.7	(224.6)
Difference of tax rates on results of foreign subsidiaries	389.4	(205.1)	(144.9)
Deferred tax assets not recognized (1)	(591.7)	-	-
Interest on shareholders' equity	-	-	174.5
Stock options	(5.8)	(7.3)	(14.8)
Transfer price	(79.0)	(15.8)	(1.5)
Investment grant	59.2	49.1	41.7
Special Regime for the Reintegration of Tax Values for Exporting Companies (Reintegra)	2.3	8.4	1.0
Write-off of unrealized tax assets (2)	(268.7)	-	-
Other permanent differences	(10.7)	0.6	0.8
	333.3	251.8	(133.0)

Current income tax	(6.8)	41.2	(148.8)
Deferred income tax	340.1	210.6	15.8

(1)	Amount referring to the non-recognition of deferred tax on tax loss and negative basis in the amount of R$2,104.8.
(2)	R$ 268.7 related to the write-off of deferred income tax and social contribution due to the merge of SHB.

The taxable income, current and deferred income tax from foreign subsidiaries is set forth below:

	12.31.18	12.31.17	12.31.16
Taxable income from foreign subsidiaries, before taxes	1,066.1	(446.7)	(950.3)
Current income tax credit from foreign subsidiaries	(6.7)	(42.5)	(53.1)
Deferred income tax from foreign subsidiaries	(247.9)	(37.5)	259.9

The Company determined that the earnings recorded by the holdings of its wholly-owned subsidiaries located abroad will not be redistributed.

Such resources will be used for investments in the subsidiaries, and thus no deferred income tax was recognized. The total of undistributed earnings corresponds to R$3,401.4 as of December 31, 2018 (R$3,182.4 as of December 31, 2017).

Brazilian income taxes are subject to review for a five-year period, during which the tax authorities might audit and assess the Company for additional taxes and penalties. Subsidiaries located abroad are taxed in their respective jurisdictions, according to local regulations.